Fair Value Measurement (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Fair value	$ 108,871	$ 6,699,620	$ 7,089,780	$ 16,974,437
Goodwill, Total losses in the year ended	6,659,691		8,149,525
Intangible Assets, Fair value	396,753	1,539,534
Intangible Assets, Total losses in the year ended	1,111,149	250,360	$ 1,802,125
Non-Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Fair value	108,871	6,699,620
Goodwill, Total losses in the year ended	(6,659,691)
Intangible Assets, Fair value	396,753	1,539,534
Intangible Assets, Total losses in the year ended	$ (1,111,149)	$ (250,360)